SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable	$ 3,254	$ 9,312
Less: allowance for doubtful accounts	(34)	(82)
Accounts receivable, net	$ 3,220	$ 9,230